Total
MARSICO FOCUS FUND
FUND SUMMARIES Marsico Focus Fund
INVESTMENT OBJECTIVE
The Marsico Focus Fund’s goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MARSICO FOCUS FUND - USD ($)	Investor Class	Institutional Class
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MARSICO FOCUS FUND		Investor Class	Institutional Class
Management Fee		0.74%	0.74%
Distribution and Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[2]	0.35%	0.37%
Total Annual Fund Operating Expenses	[3]	1.34%	1.11%
[1]	Restated to reflect current Distribution and Service (12b-1) Fee rates. As of February 1, 2021, Investor Class shares of the Fund pay 12b-1 Fees at a rate of 0.25% per annum of the average daily net assets attributable to Investor Class shares of the Fund.
[2]	“Other Expenses” for Institutional Class shares have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[3]	Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights for the Investor Class shares. The information in the Financial Highlights does not include the restatement of the fees described above and reflected in the Distribution and Service (12b-1) Fees line item above for the entire fiscal year. Financial Highlights are not provided for the Institutional Class shares of the Fund as the share class had not commenced operations as of the most recent fiscal year ended September 30, 2021.

Example

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MARSICO FOCUS FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	136	425	734	1,613
Institutional Class	113	353	612	1,352

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Marsico Focus Fund is a “non-diversified” portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The Fund will normally hold a core position of between 20 and 35 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company’s market share and the size of the underlying market it serves.

In selecting investments for the Fund, the investment adviser primarily uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines “top-down” macro-economic analysis and investment theme development with “bottom-up” company and security analysis to identify attractive opportunities. The “top-down” approach generally considers certain macro-economic factors to formulate a strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position; strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security’s reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called “bottom-up” company and security selection.

As part of this fundamental, “bottom-up” research, the investment adviser may communicate with a company’s management and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in Fund portfolios: core growth, aggressive growth, and “life cycle change.” The majority of the Fund’s assets (i.e., the primary investments held by the Fund over time) is generally invested in common stocks of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser’s macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund’s portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser’s opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Oftentimes these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, the security reaches the investment adviser’s price target or its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

PRINCIPAL INVESTMENT RISKS

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share prices and total returns will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Non-Diversification Risk. The Fund is classified as a “non-diversified” portfolio, which means it may hold fewer portfolio securities than a diversified fund because it is permitted to invest a greater percentage of its assets in a smaller number of issuers. Holding securities of fewer issuers increases the risk that the value of the Fund could go down because of a single event or the poor performance of a single issuer.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, for example, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Risks of Unforeseen Global Events: Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses, pandemics or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on global economic and market conditions and the Fund and its investments. In particular, the current pandemic related to COVID-19 and its variants has negatively affected the economies of countries and companies around the world, and has significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases such as COVID-19 may exacerbate other preexisting political, social and economic risks in certain countries in ways that may not yet be fully apparent.

These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s Investor Class shares’ average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. The Fund’s Institutional Class shares do not have a performance history as of the date of this prospectus. The performance of the Fund’s Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund’s Institutional Class shares would have been higher than those of the Investor Class shares because the Institutional Class shares have lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

CALENDAR YEAR TOTAL RETURNS

Best Quarter	(06/30/20):	33.67%
Worst Quarter	(12/31/18):	-14.96%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/21)
Average Annual Total Returns - MARSICO FOCUS FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class		20.04%	26.26%	17.95%	10.77%	Dec. 31, 1997
Investor Class | After Taxes on Distributions	[1]	16.72%	22.96%	14.85%	9.36%	Dec. 31, 1997
Investor Class | After Taxes on Distributions and Sales	[1]	13.71%	20.65%	13.95%	8.90%	Dec. 31, 1997
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		28.71%	18.47%	16.55%	8.87%	Dec. 31, 1997
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.

MARSICO GROWTH FUND
FUND SUMMARIES Marsico Growth Fund
INVESTMENT OBJECTIVE
The Marsico Growth Fund’s goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MARSICO GROWTH FUND - USD ($)	Investor Class	Institutional Class
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MARSICO GROWTH FUND		Investor Class	Institutional Class
Management Fee		0.78%	0.78%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.31%	0.36%
Total Annual Fund Operating Expenses	[2]	1.34%	1.14%
[1]	“Other Expenses” for Institutional Class shares have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The Annual Fund Operating Expenses table above does not correlate to the “ratio of expenses to average net assets, less waivers and before expenses paid indirectly, plus recoupment of previously waived fees or expenses paid” provided in the Financial Highlights for the Investor Class shares. The information in the Financial Highlights reflects the recoupment of previously waived fees and reimbursed expenses which are not included in the Annual Fund Operating Expenses table above. The eligible recoupment amounts for the Investor Class shares were fully recouped as of September 30, 2021, and no recoupment is expected during the current fiscal year. Financial Highlights are not provided for the Institutional Class shares of the Fund as the share class had not commenced operations as of the most recent fiscal year ended September 30, 2021.

Example

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MARSICO GROWTH FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	136	425	734	1,613
Institutional Class	116	362	628	1,386

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Marsico Growth Fund is a “diversified” portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The Fund will normally hold a core position of up to 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company’s market share and the size of the underlying markets it serves.

In selecting investments for the Fund, the investment adviser primarily uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines “top-down” macro-economic analysis and investment theme development with “bottom-up” company and security analysis to identify attractive opportunities. The “top-down” approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position; strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security’s reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called “bottom-up” company and security selection.

As part of this fundamental, “bottom-up” research, the investment adviser may communicate with a company’s management and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in Fund portfolios: core growth, aggressive growth, and “life cycle change.” The majority of the Fund’s assets (i.e., the primary investments held by the Fund over time) is generally invested in common stocks of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser’s macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund’s portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser’s opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Oftentimes these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, the security reaches the investment adviser’s price target or its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

PRINCIPAL INVESTMENT RISKS

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share prices and total returns will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Concentrated Portfolio Risk. Although the Fund is considered a “diversified” portfolio under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, for example, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Risks of Unforeseen Global Events: Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses, pandemics or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on global economic and market conditions and the Fund and its investments. In particular, the current pandemic related to COVID-19 and its variants has negatively affected the economies of countries and companies around the world, and has significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases such as COVID-19 may exacerbate other preexisting political, social and economic risks in certain countries in ways that may not yet be fully apparent.

These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s Investor Class shares’ average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. The Fund’s Institutional Class shares do not have a performance history as of the date of this prospectus. The performance of the Fund’s Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund’s Institutional Class shares would have been higher than those of the Investor Class shares because the Institutional Class shares have lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

CALENDAR YEAR TOTAL RETURNS

Best Quarter	(06/30/20):	33.82%
Worst Quarter	(12/31/18):	-15.60%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/21)
Average Annual Total Returns - MARSICO GROWTH FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class		15.11%	25.63%	17.36%	10.26%	Dec. 31, 1997
Investor Class | After Taxes on Distributions	[1]	6.27%	21.25%	13.46%	8.64%	Dec. 31, 1997
Investor Class | After Taxes on Distributions and Sales	[1]	13.04%	19.94%	13.14%	8.37%	Dec. 31, 1997
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		28.71%	18.47%	16.55%	8.87%	Dec. 31, 1997
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.

Marsico Midcap Growth Focus Fund
FUND SUMMARIES Marsico Midcap Growth Focus Fund
INVESTMENT OBJECTIVE
The Marsico Midcap Growth Focus Fund’s goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Marsico Midcap Growth Focus Fund - USD ($)	Investor Class	Institutional Class
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Marsico Midcap Growth Focus Fund		Investor Class	Institutional Class
Management Fee		0.78%	0.78%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.30%	0.37%
Total Annual Fund Operating Expenses		1.33%	1.15%
[1]	“Other Expenses” for Institutional Class shares have been estimated to reflect expenses expected to be incurred during the first fiscal year.

Example

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Marsico Midcap Growth Focus Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	135	421	729	1,601
Institutional Class	117	365	633	1,398

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Marsico Midcap Growth Focus Fund is a “diversified” portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. Under normal circumstances, the Fund will invest at least 80% of the value of its assets in medium-capitalization (or “midcap”) growth companies (“80% Policy”). The Fund will provide shareholders with at least 60 days’ prior notice of any future change to the 80% Policy. The Fund defines midcap companies to mean companies of sizes similar to those found in the Russell Midcap Growth Index. The Fund will normally hold a core position of between 35 and 50 common stocks, but the number of securities held by the Fund may occasionally vary from this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company’s market share and the size of the underlying markets it serves.

In selecting investments for the Fund, the investment adviser primarily uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines “top-down” macro-economic analysis and investment theme development with “bottom-up” company and security analysis to identify attractive opportunities. The “top-down” approach generally considers certain macro-economic factors to formulate a strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company’s specific market expertise or dominance; its market share position; strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security’s reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called “bottom-up” company and security selection.

As part of this fundamental, “bottom-up” research, the investment adviser may communicate with a company’s management and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in Fund portfolios: core growth, aggressive growth, and “life cycle change.” The majority of the Fund’s assets (i.e., the primary investments held by the Fund over time) is generally invested in common stocks of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser’s macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund’s portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser’s opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Oftentimes these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, the security reaches the investment adviser’s price target or its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

PRINCIPAL INVESTMENT RISKS

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share prices and total returns will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Medium-Capitalization and Smaller Company Risk. The Fund’s investments in medium-capitalization or midcap companies, as well as any investments in small-cap companies, can involve more risk than investments in larger companies because medium-capitalization and smaller companies have potentially greater sensitivity to adverse business or economic conditions. Medium-capitalization and smaller companies may have more limited financial resources, markets or product lines, less access to capital markets, and more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of larger companies, or to decline more significantly during market downturns than the market as a whole.

Concentrated Portfolio Risk. Although the Fund is considered a “diversified” portfolio under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, for example, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Risks of Unforeseen Global Events: Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses, pandemics or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on global economic and market conditions and the Fund and its investments. In particular, the current pandemic related to COVID-19 and its variants has negatively affected the economies of countries and companies around the world, and has significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases such as COVID-19 may exacerbate other preexisting political, social and economic risks in certain countries in ways that may not yet be fully apparent.

These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s Investor Class shares’ average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. Returns include periods prior to September 1, 2021 when the Fund was called the “Marsico 21st Century Fund” and applied broader investment strategies at times. The Fund’s Institutional Class shares do not have a performance history as of the date of this prospectus. The performance of the Fund’s Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund’s Institutional Class shares would have been higher than those of the Investor Class shares because the Institutional Class shares have lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

CALENDAR YEAR TOTAL RETURNS

Best Quarter	(06/30/20):	33.53%
Worst Quarter	(03/31/20):	-19.62%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/21)
Average Annual Total Returns - Marsico Midcap Growth Focus Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class		11.92%	22.85%	16.81%	8.73%	Feb. 01, 2000
Investor Class | After Taxes on Distributions	[1]	8.52%	21.26%	16.06%	8.34%	Feb. 01, 2000
Investor Class | After Taxes on Distributions and Sales	[1]	9.40%	18.42%	14.20%	7.49%	Feb. 01, 2000
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)		12.73%	19.83%	16.63%	7.96%	Feb. 01, 2000
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
FUND SUMMARIES Marsico International Opportunities Fund
INVESTMENT OBJECTIVE
The Marsico International Opportunities Fund’s goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MARSICO INTERNATIONAL OPPORTUNITIES FUND - USD ($)	Investor Class	Institutional Class
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MARSICO INTERNATIONAL OPPORTUNITIES FUND		Investor Class	Institutional Class
Management Fee		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.63%	1.04%
Total Annual Fund Operating Expenses	[2]	1.68%	1.84%
Fee Waiver and/or Expense Reimbursement	[2]	(0.18%)	(0.59%)
Net Expenses	[2]	1.50%	1.25%
[1]	“Other Expenses” for Institutional Class shares have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed (i) to limit the total expenses of the Investor Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.50% of the Fund’s average net assets attributable to Investor Class shares, and (ii) to limit the total expenses of the Institutional Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.25% of the Fund’s average net assets attributable to Institutional Class shares, until January 31, 2023. It may be terminated by the investment adviser at any time after January 31, 2023, upon 15 days prior notice to the Fund and its administrator. The investment adviser may recoup from the Fund fees previously waived or expenses previously reimbursed by the investment adviser with respect to the Fund pursuant to this agreement (or a previous expense limitation agreement) if: (1) such recoupment by the investment adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same (except the example incorporates the expense limitation and fee waiver agreement only through January 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MARSICO INTERNATIONAL OPPORTUNITIES FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	153	512	896	1,972
Institutional Class	127	521	941	2,110

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Marsico International Opportunities Fund is a “diversified” portfolio and invests primarily (generally, no less than 65% of its total assets) in foreign securities, such as common stocks of foreign companies that are selected for their long-term growth potential, and other foreign securities further described in this Prospectus, whether traded in the U.S. (including as American Depositary Receipts) or in foreign markets or both. The Fund may invest in an unlimited number of companies of any size throughout the world. The Fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be invested in various issuers or securities that together have ties to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be economically tied to the U.S.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company’s market share and the size of the underlying markets it serves.

In selecting investments for the Fund, the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines “top-down” macro-economic analysis and investment theme development with “bottom-up” company and security analysis to identify attractive opportunities. The “top-down” approach generally considers certain macro-economic factors to formulate a strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company’s specific market expertise or dominance; its market share position; strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security’s reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect such as a major new innovative product or new management team. This process is called “bottom-up” company and security selection.

As part of this fundamental, “bottom-up” research, the investment adviser may communicate with a company’s management and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in Fund portfolios: core growth, aggressive growth, and “life cycle change.” The majority of the Fund’s assets (i.e., the primary investments held by the Fund over time) is generally invested in securities of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser’s macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund’s portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser’s opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Oftentimes these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, the security reaches the investment adviser’s price target or its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

PRINCIPAL INVESTMENT RISKS

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share prices and total returns will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly when the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to another currency of a foreign country, an investment in an issuer whose securities are denominated in that country’s currency (or whose business is conducted principally in that country’s currency) loses value, because that currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar declines in value relative to a foreign currency, the value of investments denominated in the foreign currency may increase in relative terms. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets. The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes, or to serve other investment purposes. Currency markets generally are not as regulated as securities markets.

Concentrated Portfolio Risk. Although the Fund is considered a “diversified” portfolio under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, for example, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

Risks of Unforeseen Global Events: Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses, pandemics or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on global economic and market conditions and the Fund and its investments. In particular, the current pandemic related to COVID-19 and its variants has negatively affected the economies of countries and companies around the world, and has significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases such as COVID-19 may exacerbate other preexisting political, social and economic risks in certain countries in ways that may not yet be fully apparent.

These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s Investor Class shares’ average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. The Fund’s Institutional Class shares do not have a performance history as of the date of this prospectus. The performance of the Fund’s Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund’s Institutional Class shares would have been higher than those of the Investor Class shares because the Institutional Class shares have lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

CALENDAR YEAR TOTAL RETURNS

Best Quarter	(06/30/20):	22.27%
Worst Quarter	(03/31/20):	-18.77%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/21)
Average Annual Total Returns - MARSICO INTERNATIONAL OPPORTUNITIES FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class		4.91%	14.43%	9.39%	6.06%	Jun. 30, 2000
Investor Class | After Taxes on Distributions	[1]	2.03%	13.07%	8.77%	5.58%	Jun. 30, 2000
Investor Class | After Taxes on Distributions and Sales	[1]	5.11%	11.54%	7.74%	5.10%	Jun. 30, 2000
Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Index (reflects no deduction for fees, expenses or taxes)		11.26%	9.55%	8.03%	4.16%	Jun. 30, 2000
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.

MARSICO GLOBAL FUND
FUND SUMMARIES Marsico Global Fund
INVESTMENT OBJECTIVE
The Marsico Global Fund’s goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MARSICO GLOBAL FUND - USD ($)	Investor Class	Institutional Class
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MARSICO GLOBAL FUND		Investor Class	Institutional Class
Management Fee		0.79%	0.79%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.33%	0.37%
Total Annual Fund Operating Expenses		1.37%	1.16%
Recoupment of Previously Waived Fees or Expenses Paid	[2]	(0.08%)	none
Net Expenses	[2]	1.45%	1.16%
[1]	“Other Expenses” for Institutional Class shares have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The investment adviser may recoup fees previously waived or expenses previously reimbursed by the investment adviser pursuant to a current or previous expense limitation agreement if: (1) such recoupment by the investment adviser does not cause either Class shares of the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred. The Institutional Class does not have any amounts available for recoupment because the Institutional Class only recently commenced operations.

Example

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same (except the example reflects recoupment of previously waived fees or reimbursed expenses pursuant to the current expense limitation and fee waiver agreement only through January 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MARSICO GLOBAL FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	148	442	758	1,653
Institutional Class	118	368	638	1,409

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Marsico Global Fund is a “diversified” portfolio and invests primarily in the common stocks of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in an unlimited number of companies of any size that are economically tied to any countries or markets throughout the world, including securities of companies economically tied to emerging markets. Under normal market conditions, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of issuers organized or located outside the U.S. or doing business outside the U.S. or other foreign securities further described in this Prospectus (unless market conditions are not deemed favorable by the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), in which case the Fund generally will invest at least 30% of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company’s market share and the size of the underlying markets it serves.

In selecting investments for the Fund, the investment adviser primarily uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines “top-down” macro-economic analysis and investment theme development with “bottom-up” company and security analysis to identify attractive opportunities. The “top-down” approach generally considers certain macro-economic factors to formulate a strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position, strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security’s reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called “bottom-up” company and security selection.

As part of this fundamental, “bottom-up” research, the investment adviser may communicate with a company’s management and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in Fund portfolios: core growth, aggressive growth, and “life cycle change.” The majority of the Fund’s assets (i.e., the primary investments held by the Fund over time) is generally invested in securities of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser’s macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund’s portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser’s opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Oftentimes these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, the security reaches the investment adviser’s price target or its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

PRINCIPAL INVESTMENT RISKS

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share prices and total returns will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/

or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to another currency of a foreign country, an investment in an issuer whose securities are denominated in that country’s currency (or whose business is conducted principally in that country’s currency) loses value, because that currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar declines in value relative to a foreign currency, the value of investments denominated in the foreign currency may increase in relative terms. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets. The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes, or to serve other investment purposes. Currency markets generally are not as regulated as securities markets.

Concentrated Portfolio Risk. Although the Fund is considered a “diversified” portfolio under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, for example, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

Risks of Unforeseen Global Events: Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses, pandemics or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on global economic and market conditions and the Fund and its investments. In particular, the current pandemic related to COVID-19 and its variants has negatively affected the economies of countries and companies around the world, and has significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases such as COVID-19 may exacerbate other preexisting political, social and economic risks in certain countries in ways that may not yet be fully apparent.

These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s Investor Class shares’ average annual returns (before and after taxes) for the periods of one year, five years, ten years and since inception, compared to those of a broad-based securities market index. The Fund’s Institutional Class shares do not have a performance history as of the date of this prospectus. The performance of the Fund’s Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund’s Institutional Class shares would have been higher than those of the Investor Class shares because the Institutional Class shares have lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

CALENDAR YEAR TOTAL RETURNS

Best Quarter	(06/30/20):	33.31%
Worst Quarter	(12/31/18):	-19.56%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/21)
Average Annual Total Returns - MARSICO GLOBAL FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class		10.84%	21.86%	16.29%	11.07%	Jun. 29, 2007
Investor Class | After Taxes on Distributions	[1]	6.56%	20.21%	14.50%	9.81%	Jun. 29, 2007
Investor Class | After Taxes on Distributions and Sales	[1]	9.13%	17.68%	13.21%	8.97%	Jun. 29, 2007
Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)		18.54%	14.40%	11.85%	6.61%	Jun. 29, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.